Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,263,000.00
Total Fee Amount	2,719.88
Total Offset Amount	0.00
Net Fee	$ 2,719.88
Offering Table N/A
Offset Table N/A	N/A